Introduction - Change in accounting estimate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ (961)	$ (916)	$ (978)
Change in useful life
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation		$ 48	$ 27
Fiber optic network
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		25 years	15 years
Related equipment/software | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		5 years
Related equipment/software | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		10 years
Networks (including civil works) | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years		5 years
Networks (including civil works) | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	25 years		7 years
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives			5 years
Towers, poles and ducts
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives			25 years	15 years
Civil works of towers, poles and ducts
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives			15 years	10 years